Farmland Assets (Details) - Schedule of farmland assets - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Schedule of farmland assets [Abstract]
Farmland assets		$ 2,478,498	$ 2,387,136
Less: Impairment	[1]	(1,756,214)	(1,551,709)
Farmland assets, net		$ 722,283	$ 835,427

[1]	In the year ended March 31, 2022, we evaluated the use rights of the forest land, which is currently used to cultivate Ginkgo trees. Based on the evaluation of the forest land use rights, the Company recorded an impairment of $148,795..